Commitments and Credit Risk - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Credit Risk [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates	$ 11,300,000	$ 9,200,000
Standby letters of credit
Commitments and Credit Risk [Line Items]
Letters of Credit Outstanding, Amount		220,000
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortgage loan	90 days
Commercial Lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 18,600,000	13,900,000
Consumer Lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	$ 36,400,000	$ 35,600,000
Installment Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	5.30%	6.70%
Real Estate Loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	24.70%	26.60%
Deposits with Federal Reserve Bank of Cleveland	$ 7,800,000	$ 34,400,000
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	70.00%	66.70%